Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Salamanca Solutions
Related Party Transaction [Line Items]
Change in net loss	$ (382)	$ 42	$ (637)
Salamanca Solutions | Class C Units
Related Party Transaction [Line Items]
Stock repurchased		2,140
Percentage of Equity Interest in Subsidiary Transferred		80.00%
Trilogy LLC Founders
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 197	$ 120	$ 40